Equity Compensation and Other Benefit Plans - Expense Allocation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense related to equity-based compensation instruments	$ 9,043	$ 6,723	$ 9,239
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense related to equity-based compensation instruments	9,043	6,592	6,012
Restricted shares of common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense related to equity-based compensation instruments	$ 0	$ 131	$ 3,227